28 Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure deferred revenue [abstract]
Schedule of deferred revenue
	12.31.20	12.31.19
Non-current
Nonrefundable customer contributions	1,471	368
Total Non-current	1,471	368

	12.31.20	12.31.19
Current
Nonrefundable customer contributions	37	7
Total Current	37	7